REAL ESTATE OWNED	12 Months Ended
Jun. 30, 2016
Real Estate [Abstract]
Real Estate Owned [Text Block]
NOTE D – REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2016	2015

Balance at beginning of year	$1,593	$1,846
Loans transferred to real estate owned	421	2,065
Capitalized expenditures	152	57
Valuation adjustments	(151)	(87)
Disposals	(1,488)	(2,288)
Balance at end of year	$527	$1,593